Condensed Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	[1],[2]	$ 103		$ 32
Accounts receivable	[1]	32		207
Due from related parties	[1]	219		0
Restricted cash ($55 and $0 related to VIEs, respectively)	[1]	82		2
Prepaid expenses	[1]	4		2
Other current assets	[1]	10		8
Total current assets	[1]	450		251
Non-current assets:
Property, plant and equipment - net ($722 and $0 related to VIEs, respectively)	[1]	3,276		2,106
Construction work in progress	[1]	9		543
Deferred income taxes	[1]	144		50
Investments in equity method investees - VIEs	[1]	19		7
Other non-current assets	[1]	90		80
Total non-current assets	[1]	3,538		2,786
TOTAL ASSETS	[1]	3,988		3,037
Current liabilities:
Accounts payable and accrued expenses	[1]	119		46
Due to related parties	[1]	37		18
Current maturities of long-term debt	[1]	86		378
Accrued interest	[1]	23		18
Other current liabilities	[1]	21		13
Total current liabilities	[1]	286		473
Non-current liabilities:
Long-term debt	[1]	1,847		1,527
Deferral related to differential membership interests - VIEs	[1]	428		0
Accumulated deferred income taxes	[1]	75		29
Asset retirement obligation	[1]	28		20
Non-current due to related party	[1]	19		1
Other non-current liabilities	[1]	25		15
Total non-current liabilities	[1]	2,422		1,592
TOTAL LIABILITIES	[1]	2,708		$ 2,065
COMMITMENTS AND CONTINGENCIES	[1]
EQUITY
Limited partners (common units issued and outstanding - 18.7)	[1]	551		$ 0
Additional paid in capital	[1]	0		1,018
Retained earnings	[1]	0		(30)
Accumulated other comprehensive loss	[1]	(3)		(16)
Noncontrolling interest	[1]	732		0
TOTAL EQUITY	[1]	1,280		972
TOTAL LIABILITIES AND EQUITY	[1]	$ 3,988		$ 3,037

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[2]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.